Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Intangible assets - Other intangible assets

14.	Intangible assets - Other intangible assets

The breakdown, by asset category, of other intangible assets in the consolidated balance sheets is as follows:

Cost	Information Technology Development	Other assets	Total
Balance on December 31, 2023	9,969,742	687,018	10,656,760
Additions	1,654,226	35,162	1,689,388
Write-off	(59,759)	(424,421)	(484,180)
Balance on December 31, 2024	11,564,209	297,759	11,861,968

Additions	1,982,496	238,867	2,221,363
Write-off	(3,969,781)	(358,195)	(4,327,976)
Balance on December 31, 2025	9,576,924	178,431	9,755,355

Accumulated amortization
Balance on December 31, 2023	(5,499,334)	(483,663)	(5,982,997)
Additions	(1,079,186)	(65,554)	(1,144,740)
Write-off	10,862	388,541	399,403
Balance on December 31, 2024	(6,567,658)	(160,676)	(6,728,334)

Additions	(1,442,315)	(96,434)	(1,538,749)
Write-off	3,710,597	183,440	3,894,037
Balance on December 31, 2025	(4,299,376)	(73,670)	(4,373,046)

Impairment loss - IT	Information Technology Development	Other assets	Total
Balance on December 31, 2023	(119,135)	(31,683)	(150,818)
Impact on net profit (1)	(48,897)	-	(48,897)
Balance on December 31, 2024	(168,032)	(31,683)	(199,715)

Impact on net profit (1)	(46,611)	(20,412)	(67,023)
Write-off	214,643	52,095	266,738
Balance on December 31, 2025	-	-	-

Book Value
Balance on December 31, 2024	4,828,519	105,400	4,933,919
Balance on December 31, 2025	5,277,548	104,761	5,382,309
(1)	Refers to impairment losses on assets in the acquisition and development of software. The impairment loss on the acquisition and development of software was recognized due to obsolescence and discontinuation of the respective systems.

Amortization expenses were recorded under the “Depreciation and Amortization” line item in the income statement.